Estimated consideration and preliminary purchase price allocation	9 Months Ended
Sep. 30, 2017
Pro Forma [Member]
Estimated consideration and preliminary purchase price allocation
2.	Estimated consideration and preliminary purchase price allocation

The Company has performed a preliminary valuation analysis of the fair market value of RSB’s assets to be acquired and liabilities to be assumed. Using the total consideration for the Acquisition, the Company has estimated the allocations to such assets and liabilities. The following table summarizes the allocation of the preliminary purchase price as of the transactions’ closing date, December 31, 2017:

Consideration:
Fair value of equity consideration paid	$1,600,000

Recognized preliminary amounts of identifiable assets acquired and (liabilities assumed), at fair value:
Cash	$17,121
Current Assets	22,000
Inventory	56,782
Furniture & Equipment	91,933
Leasehold Improvements	298,034
Identifiable intangible assets	1,243,462
Accounts payable	(187,833)
Notes payable to related parties	(74,261)
Other current liabilities	(360,000)
Preliminary estimate of the fair value of assets acquired and liabilities assumed	1,107,238
Goodwill	492,762
Total purchase price	$1,600,000